Critical accounting estimates and judgments - Allocated Goodwill to CGUs in Brazil (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	[1]	Sep. 30, 2019
Disclosure of information for cash-generating units [line items]
Total assets allocated to CGUs tested	$ 2,482,236		$ 2,521,307
Sugar, Ethanol and Energy | AVI
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		$ 2,815			$ 3,813
Sugar, Ethanol and Energy | UMA
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		1,056			1,430
Brazil | Cash-generating units
Disclosure of information for cash-generating units [line items]
Closing net book value of goodwill allocated to CGUs tested (Note 15)		3,871			5,243
Closing net book value of PPE items allocated to CGUs tested		494,077			614,702
Total assets allocated to CGUs tested	$ 519,000	$ 497,948			$ 619,945

[1]	Prior periods have been recast to reflect the Company's change in accounting policy for the reclassification within shareholders equity of the initial application of IAS 29 as explained in Note 34.1.